Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	3.22
Maximum Aggregate Offering Price	$ 22,540,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,112.77
Offering Note	Consists of common shares of beneficial interest, par value $0.01 per share ("Common Shares") of Brandywine Realty Trust (the "Registrant") reserved for issuance under the Brandywine Realty Trust 2023 Long-Term Incentive Plan, as amended (the "Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares of the Registrant that become issuable under the Plan by reason of any future share dividend, share split, recapitalization, or similar event or change that increases the number of the Registrant's outstanding Common Shares. Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the Company's Common Stock, as reported on the New York Stock Exchange on June 16, 2026 (rounded to the nearest cent).